Stock options - Additional Information (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 24, 2010	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage Of Total Number Of Share Issued and Outstanding	25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		7 years	7 years
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense		1,061	87
Christopher Davis [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		0.67%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		2 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		125.00%
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issuable under Stock Option Plan	6,666
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		2.24	0.96
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value		1,744
Plan Maximum Amendment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issuable under Stock Option Plan	2,648